JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

NOTE 6 - JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

On March 31, 2022, the Company entered into (i) an agreement to form the JV with Dragon and GMP Bio, both affiliates of GMP, (ii) a license agreement for rights to OT-101for the territory within the United States of America with Sapu Holdings, LLC, a wholly owned subsidiary of GMP Bio and (iii) a license agreement for rights to OT-101 for the rest of the world with GMP Bio. For more information on the JV and the related agreements, refer to our 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

As of the effective date of the formation of the JV, the Company received a 45% ownership interest in the JV. The combined enterprise value of GMP Bio was approximately $50.4 million, comprising of the fair value of the Company’s investment in GMP Bio of approximately $22.7 million and the total original capital contributions by Dragon Overseas of approximately $27.7 million. As of September 30, 2025, the JV had approximately $24.0 million in assets, recorded approximately $1.3 million in liabilities and incurred approximately $7.1 million and $4.9 million in operational expenses for the six months ended September 30, 2025 and 2024, respectively. Previously, GMP’s fiscal year commenced on April 1 and ended on March 31. Effective December 31, 2024, GMP Bio changed its fiscal year to a calendar year.

The JV has initiated phase 2 and 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer. In late 2023, the JV initiated a plan to start evaluating various nanoparticles that could treat various cancers. In this regard, the JV identified a total of 4 compounds, in addition to OT-101, which had the potential of significant revenue generation for the JV. In the same year, the JV signed a lease agreement to set up a GMP manufacturing facility in San Diego (“SD”), California. The main purpose of this facility was to initially commence an aggressive formulation development of newly planned nanoparticle platform (“Nano Platform”). The GMP manufacturing facility was initiated in January 2024. Upon the initiation of this facility by the JV, the JV commenced the development work on two of the four identified compounds, as well as other activities, in tandem with the development of OT-101. The JV has since completed the formulation development of one of the products and is moving to complete the formulation development for the three additional products. The JV is also working on improved formulations for OT-101 with new nanoparticle sizes. The JV also has started clinical development for OT-101 for pancreatic cancer. Significant progress has been made in the development of the products and the JV anticipates to complete the formulation development work in 2025 and pushing to initiate clinical trials for the various compounds. In late 2024, the GMP facility in San Diego was issued a Drug Manufacturing License by the State of California Department of Public Health and Food and Drug Branch. Further, in late 2024, the JV identified a sixth candidate as a compound for development for the JV and has already started to work on the formulation development of that compound as well. All manufacturing including Phase 1 clinical trial materials will be performed at the SD site.

 In early 2025, the Company announced that it had entered into a strategic partnership with Shanghai Medicilon, Inc. (“Medicilon”) to access its industry-leading rapid investigational new drug (“IND”) development platform to support up to 20 IND projects, which the JV can also utilize to support their INDS. All six of our compounds the JV is developing are planned to be these INDs and are focused on becoming next-generation anticancer agents. The JV anticipates that all these six anticancer agents have the potential to become significant growth contributors to the JV, which in turn would add substantial value to the Company. The Company successfully completed a Phase 1 clinical trial evaluating OT-101, in combination with IL-2 for advanced or metastatic solid tumors. These results set the stage for new studies that combine OT-101, an antisense therapeutic targeting Transforming Growth Factor Beta 2 (TGFβ2), with checkpoint inhibitors (“CKIs”) and recombinant IL-2 (aldesleukin) (“IL-2”). The Phase 1 trial (ClinicalTrials.gov ID: NCT04862767) investigated the safety and tolerability of OT-101 in combination with recombinant IL-2 in patients with advanced or metastatic solid tumors. The combination showed a tolerable safety profile at the planned dosing schedule, with no unexpected safety signals identified. Based on the favorable safety data, Oncotelic plans to advance OT-101 plus IL-2 into further clinical studies, exploring synergies with CKIs such as PD-1 blockers. The Company elected the fair value option under subsection of Section 825-10-15 to account for its equity-method investment as the Company believes that it the most appropriate method to properly value the Company and record a change in value when and upon conducting a fair value assessment. During the year ended December 31, 2023, and based on the results of the valuation study and the 45% ownership of the Company in GMP Bio, the Company had reported a change in fair value of the Company’s investment in the JV of approximately $13,000 for the year December 31, 2023. As of September 30, 2025, as the operations of the JV are proceeding as planned, the Company assessed the fair value of its investment in the JV and determined that no change in the fair value is required until a triggering event has occurred, similar to, but not limited to, any fund raising event, entering into an IPO or any other major event enabling the Company to reassess the fair value of its investment in the JV.

A summary of the change in fair value of our investment in GMP Bio, as of September 30, 2025 and December 31, 2024 is shown below:

	September 30, 2025	December 31, 2024
Balance at January 1, 2025 and 2024	$22,653,225	$22,653,225
Add: change in fair value of investment in GMP Bio	-	-

Balance at September 30, 2025 and December 31, 2024	$22,653,225	$22,653,225

For information on the various notes from GMP, refer to Note 5 – GMP Notes of the Notes to the Consolidated Financial Statements above.

NOTE 6 - JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

On March 31, 2022, the Company entered into (i) a joint venture (the “JV”) agreement with Dragon and GMP Bio, both affiliates of GMP, (and the Company, Dragon and GMP Bio are collectively called the “Parties”) (the “JVA”), (ii) a license agreement for rights to OT-101 (the “US License Agreement”) for the territory within the United States of America (the “US”) with Sapu Holdings, LLC, a subsidiary of GMP Bio and (iii) a license agreement for rights to OT-101 for the rest of the world with GMP Bio (the “Ex-US Rights Agreement”, and the US License Agreement and the Ex-US License Agreement are collectively called the “Agreements”). For more information on the JV, JVA, and Agreements, refer to our 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

As of the effective date of the formation of the JV, the combined enterprise value of GMP Bio was approximately $50.4 million, comprising of the fair value of the Company’s investment in GMP Bio of approximately $22.7 million and the total original capital contributions by Dragon Overseas of approximately $27.7 million. As of December 31, 2024, the JV had approximately $24.4 million in assets, recorded approximately $1.2 million in liabilities and incurred approximately $9.2 million and $6.5 million in operational expenses for the years ended December 31, 2024 and 2023, respectively. While GMP’s fiscal year commences on April 1 and ends on March 31, the Company has reported the operational expenses for the same fiscal period as the Company. The JV has determined to changing the fiscal year to an annual year and plans to do it soon.

In late 2023, the JV initiated a plan to start evaluating various nanoparticles that could treat various cancers. In this regard, the JV identified a total of 4 compounds, in addition to OT-101, which had the potential of significant revenue generation for the JV. In the same year, the JV signed a lease agreement to set up a GMP manufacturing facility in San Diego (“SD”), California. The main purpose of this facility was to initially commence an aggressive formulation development of newly planned nanoparticle platform (“Nano Platform”). The GMP manufacturing facility was initiated in January 2024. Upon the initiation of this facility by the JV, the JV commenced the development work on two of the four identified compounds, as well as other activities, in tandem with the development of OT-101. The JV has since completed the formulation development of one of the products and is moving to complete the formulation development for the three additional products. The JV is also working on improved formulations for OT-101 with new nanoparticle sizes. The JV also has started clinical development for OT-101 for pancreatic cancer. Significant progress has been made in the development of the products and the JV anticipates to complete the formulation development work in 2025 and pushing to initiate clinical trials for the various compounds. In late 2024, the GMP facility in San Diego was issued a Drug Manufacturing License by the State of California Department of Public Health and Food and Drug Branch. Further, in late 2024, the JV identified a sixth candidate as a compound for development for the JV and has already started to work on the formulation development of that compound as well. All manufacturing including Phase 1 clinical trial materials will be performed at the SD site.

Further, in late 2024, the JV identified a sixth candidate as a compound for development for the JV and has already started to work on the formulation development of that compound as well. In early 2025, the Company announced that it had entered into a strategic partnership with Shanghai Medicilon, Inc. (“Medicilon”) to access its industry-leading rapid investigational new drug (“IND”) development platform to support up to 20 IND projects, which the JV can also utilize to support their INDS. All six of our compounds the JV is developing are planned to be these INDs and are focused on becoming next-generation anticancer agents. The JV anticipates that all these six anticancer agents have the potential to become significant growth contributors to the JV, which in turn would add substantial value to the Company. The Company successfully completed a Phase 1 clinical trial evaluating OT-101, in combination with IL-2 for advanced or metastatic solid tumors. These results set the stage for new studies that combine OT-101, an antisense therapeutic targeting Transforming Growth Factor Beta 2 (TGFβ2), with checkpoint inhibitors (“CKIs”) and recombinant IL-2 (aldesleukin) (“IL-2”). The Phase 1 trial (ClinicalTrials.gov ID: NCT04862767) investigated the safety and tolerability of OT-101 in combination with recombinant IL-2 in patients with advanced or metastatic solid tumors. The combination showed a tolerable safety profile at the planned dosing schedule, with no unexpected safety signals identified. Based on the favorable safety data, Oncotelic plans to advance OT-101 plus IL-2 into further clinical studies, exploring synergies with CKIs such as PD-1 blockers. The Company elected the fair value option under subsection of Section 825-10-15 to account for its equity-method investment as the Company believes that it the most appropriate method to properly value the Company and record a change in value when and upon conducting a fair value assessment. During the year ended December 31, 2023, and based on the results of the valuation study and the 45% ownership of the Company in GMP Bio, the Company had reported a change in fair value of the Company’s investment in the JV of approximately $13,000 for the year December 31, 2023. As of December 31, 2024, as the operations of the JV are proceeding as planned, the Company assessed the fair value of its investment in the JV and determined that no change in the fair value is required until a triggering event has occurred, similar to, but not limited to, any fund raising event, entering into an IPO or any other major event enabling the Company to reassess the fair value of its investment in the JV.

A summary of the change in fair value of our investment in GMP Bio, as of December 31, 2024 and 2023 is shown below:

	December 31, 2024	December 31, 2023
Balance at January 1, 2024 and 2023	$22,653,225	$22,640,519
Add: change in fair value of investment in GMP Bio	-	12,706

Balance at December 31, 2024 and 2023	$22,653,225	$22,653,225

For information on the various notes from GMP, refer to Note 5 – GMP Notes of the Notes to the Consolidated Financial Statements above.